UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Institutional Class : FSKXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185
What did the Fund invest in?
(as of May 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.3
8-30	1.8
31-60	6.7
61-90	2.7
91-180	4.8
>180	11.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915888.100 1870-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Premium Class : FSJXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185
What did the Fund invest in?
(as of May 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.3
8-30	1.8
31-60	6.7
61-90	2.7
91-180	4.8
>180	11.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915889.100 423-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund : FAYXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185
What did the Fund invest in?
(as of May 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.3
8-30	1.8
31-60	6.7
61-90	2.7
91-180	4.8
>180	11.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915890.100 6960-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Jersey Municipal Money Market Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 35.4%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.72% 6/7/24, VRDN (b)(c)	900,000	900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 3.9% 6/7/24, VRDN (b)(c)	3,000,000	3,000,000
TOTAL ALABAMA		3,900,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.62% 6/7/24, VRDN (b)	400,000	400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.72% 6/7/24, VRDN (b)(c)	300,000	300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 3.7% 6/7/24, VRDN (b)(c)	400,000	400,000
Florida - 2.1%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.5% 6/7/24, VRDN (b)(c)	7,100,000	7,100,000
Series 2018 B, 3.55% 6/7/24, VRDN (b)(c)	200,000	200,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
3.45% 6/7/24, VRDN (b)(c)	1,300,000	1,300,000
3.6% 6/7/24, VRDN (b)(c)	300,000	300,000
Miami-Dade County Indl. Dev. Auth. Rev.:
Series 2024 A, 3.65% 6/7/24, VRDN (b)(c)	7,300,000	7,300,000
Series 2024 B, 3.7% 6/7/24, VRDN (b)(c)	7,800,000	7,800,000
TOTAL FLORIDA		24,000,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.95% 6/7/24, VRDN (b)(c)	5,000,000	5,000,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.52% 6/7/24, VRDN (b)	100,000	100,000
Series 2007 B, 3.52% 6/7/24, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.55% 6/7/24, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.55% 6/7/24, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 3.55% 6/7/24, VRDN (b)	500,000	500,000
TOTAL KANSAS		2,100,000
Kentucky - 0.2%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 3.55% 6/7/24 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 B1, 4.3% 6/3/24, VRDN (b)(c)	200,000	200,000
Series 2021 A1, 4.62% 6/3/24, VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		2,200,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 3.72% 6/7/24, VRDN (b)(c)	100,000	100,000
New Jersey - 28.6%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 3.41% 6/7/24, LOC JPMorgan Chase Bank, VRDN (b)(c)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 3.34% 6/7/24, LOC TD Banknorth, NA, VRDN (b)	49,000,000	49,000,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 3.36% 6/7/24, LOC Bank of America NA, VRDN (b)	75,105,000	75,105,000
Series 2008 C, 3.36% 6/7/24, LOC JPMorgan Chase Bank, VRDN (b)	56,285,000	56,285,000
(Virtua Health Proj.):
Series 2004, 3% 6/7/24, LOC Wells Fargo Bank NA, VRDN (b)	31,935,000	31,935,000
Series 2009 B, 2.9% 6/3/24, LOC JPMorgan Chase Bank, VRDN (b)	1,200,000	1,200,000
Series 2009 D, 2.9% 6/7/24, LOC TD Banknorth, NA, VRDN (b)	22,400,000	22,400,000
Series 2009 E, 2.7% 6/7/24, LOC TD Banknorth, NA, VRDN (b)	500,000	500,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 3.63% 6/3/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	28,300,000	28,300,000
(ExxonMobil Proj.) Series 1989, 3.65% 6/3/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	23,540,000	23,540,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 3.3% 6/7/24, LOC Freddie Mac, VRDN (b)	11,300,000	11,300,000
TOTAL NEW JERSEY		324,465,000
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN (b)(d)(e)	6,400,000	6,400,000
Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.44% 7/1/24, VRDN (b)(c)(d)(e)	4,800,000	4,800,000
Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.44% 7/1/24, VRDN (b)(c)(d)(e)	6,600,000	6,600,000
Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN (b)(d)(e)	4,400,000	4,400,000
Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN (b)(d)(e)	3,100,000	3,100,000
TOTAL NEW YORK AND NEW JERSEY		25,300,000
North Carolina - 0.6%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 3.7% 6/7/24, VRDN (b)(c)	6,400,000	6,400,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.):
Series 1995, 3.72% 6/7/24, VRDN (b)(c)	100,000	100,000
Series 1997, 3.72% 6/7/24, VRDN (b)(c)	600,000	600,000
Series A, 3.75% 6/7/24, VRDN (b)(c)	1,500,000	1,500,000
TOTAL SOUTH CAROLINA		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 3.72% 6/7/24, VRDN (b)(c)	50,000	50,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.85% 6/7/24, VRDN (b)	3,200,000	3,200,000
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 3.85% 6/7/24, VRDN (b)(c)	500,000	500,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.1% 6/3/24, VRDN (b)(c)	1,300,000	1,300,000
TOTAL WYOMING		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $401,815,000)		401,815,000

Tender Option Bond - 24.2%
	Principal Amount (a)	Value ($)
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 3.66% 7/5/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,600,000	1,600,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.66% 7/5/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	300,000	300,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 3.56%, tender 6/3/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	300,000	300,000
New Jersey - 19.8%
Gloucester County Impt. Auth. Rev. Participating VRDN Series XG 05 57, 3.39% 6/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,660,000	1,660,000
Middlesex County Impt. Auth. Rutgers Univ. Gen. Oblig. Participating VRDN:
Series XF 31 23, 3.37% 6/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	15,000,000	15,000,000
Series XG 04 92, 3.39% 6/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,200,000	3,200,000
Series XG 04 93, 3.39% 6/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,110,000	3,110,000
New Jersey Econ. Dev. Auth. Participating VRDN:
Series 2022 YX 12 56, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,065,000	6,065,000
Series XF 28 65, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,500,000	4,500,000
Series XL 03 95, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,985,000	8,985,000
Series Floaters XF 23 93, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,600,000	3,600,000
Series Floaters XF 25 38, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,810,000	2,810,000
Series Floaters XL 00 52, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,100,000	1,100,000
Series YX 12 87, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,165,000	8,165,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0149, 3.38% 6/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	8,000,000	8,000,000
Series XL 04 70, 3.39% 6/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,190,000	5,190,000
Series XL 05 35, 4.1% 6/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,800,000	4,800,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 3.39% 6/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 2022 043, 3.75% 6/3/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,985,000	7,985,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN Floater BAML 24, 3.96% 6/3/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,845,000	6,845,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN:
Series Floater 2024, 3.61% 7/5/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)(h)	10,100,000	10,100,000
Series YX 13 14, 3.38% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,510,000	6,510,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XG 02 28, 3.39% 6/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,965,000	4,965,000
Series YX 13 33, 3.38% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,010,000	4,010,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series 2022 XF 04 09, 3.39% 6/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,400,000	10,400,000
Series 2022 YX 12 46, 3.42% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,880,000	7,880,000
Series XG 05 69, 3.39% 6/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,800,000	6,800,000
Series XM 10 96, 3.41% 6/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	22,800,000	22,800,000
Series ZF 31 72, 3.39% 6/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,000,000	5,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,235,000	1,235,000
Series Floaters XX 10 93, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,800,000	6,800,000
Series XF 16 75, 3.4% 6/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	8,300,000	8,300,000
Series YX 12 68, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,300,000	8,300,000
Series YX 12 70, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,295,000	9,295,000
Series YX 12 83, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,870,000	7,870,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series ZF 24 79, 3.37% 6/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,845,000	5,845,000
TOTAL NEW JERSEY		224,275,000
Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series YX 12 14, 3.4% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	12,265,000	12,265,000
New York And New Jersey - 3.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 2023 G, 3.42% 6/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,800,000	1,800,000
Series BC 22 023, 3.23% 6/3/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,570,000	6,570,000
Series Floater 2023-0009, 3.39% 6/7/24 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	1,800,000	1,800,000
Series MS 3321, 3.43% 6/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	4,970,000	4,970,000
Series X3 03 37, 3.42% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	3,935,000	3,935,000
Series XF 15 79, 3.7% 6/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,500,000	1,500,000
Series XF 16 22, 3.39% 6/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	400,000	400,000
Series XF 31 84, 3.39% 6/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,600,000	2,600,000
Series XG 03 79, 3.42% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	640,000	640,000
Series XG 03 94, 3.42% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	2,225,000	2,225,000
Series XG 04 38, 3.42% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	655,000	655,000
Series XG 04 71, 3.73% 6/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	3,940,000	3,940,000
Series XG 05 26, 3.42% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	800,000	800,000
Series XL 05 36, 3.41% 6/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	500,000	500,000
Series YX 11 78, 3.43% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,400,000	1,400,000
Series ZF 16 99, 3.4% 6/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	500,000	500,000
Series ZL 02 70, 3.43% 6/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	600,000	600,000
TOTAL NEW YORK AND NEW JERSEY		34,835,000
Texas - 0.0%
Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.51%, tender 7/11/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)(g)	465,000	465,000
Washington - 0.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.56%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	200,000	200,000
TOTAL TENDER OPTION BOND (Cost $274,240,000)		274,240,000

Other Municipal Security - 25.4%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Bonds Series 2024 B, 5% 1/1/25	1,000,000	1,010,862
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.61%, tender 12/27/24 (b)(e)	300,000	300,000
New Jersey - 25.1%
Berkely Township BAN Series 2024 A, 4.25% 3/20/25	10,772,000	10,852,882
Boonton BAN Series 2023, 4.5% 6/21/24	560,000	560,140
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2023 C, 4.5% 8/7/24	2,000,000	2,002,935
Burlington County Gen. Oblig. BAN Series 2024 A, 4.5% 6/18/25 (h)	10,200,000	10,276,704
Cedar Grove Township Gen. Oblig. BAN Series 2023, 4.5% 7/2/24	3,640,000	3,642,558
Chatham Boro Gen. Oblig. BAN Series 2024, 4.5% 5/16/25	7,188,000	7,230,316
East Hanover Township BAN Series 2023 A, 4.75% 8/8/24	16,975,000	17,004,470
Essex County Gen. Oblig. Bonds Series 2017, 4% 8/1/24	2,570,000	2,571,798
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2023, 5% 7/3/24 (Essex County Gen. Oblig. Guaranteed)	7,170,000	7,178,119
Evesham Township BAN Series 2023 A, 5% 9/18/24	100,000	100,353
Hoboken Gen. Oblig. BAN Series 2024 A, 4% 3/12/25	845,000	848,186
Hudson County Gen. Oblig.:
BAN Series 2024, 4% 2/28/25	10,325,000	10,389,474
Bonds Series 2020, 3% 11/15/24	6,820,000	6,808,011
Hudson County Impt. Auth. Bonds (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	350,000	350,372
Hudson County Impt. Auth. Rev. BAN:
(Local Unit Ln. Prog.) Series 2023 B1, 5% 7/24/24 (Hudson County Gen. Oblig. Guaranteed)	19,551,000	19,588,443
Series 2024 A1, 4.25% 3/25/25 (Hudson County Gen. Oblig. Guaranteed)	6,485,000	6,535,379
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	8,500,000	8,503,606
Kinnelon Gen. Oblig. BAN Series 2023, 5% 9/27/24	8,807,033	8,839,833
Livingston Township Gen. Oblig. BAN Series 2023, 5% 12/10/24	5,340,000	5,382,949
Medford Township Gen. Oblig. BAN Series 2023 A, 5% 10/1/24	5,360,223	5,377,919
Monmouth County Impt. Auth. Rev.:
BAN Series 2024, 4% 3/14/25 (Monmouth County Guaranteed)	15,700,000	15,777,207
Bonds Series 2022 A, 5% 10/1/24 (Monmouth County Guaranteed)	500,000	502,440
Monroe Township Middlesex County Gen. Oblig. BAN Series 2023, 5% 6/4/24	1,500,000	1,500,172
New Jersey Bldg. Auth. State Bldg. Rev. Bonds Series 2016 A, 5% 6/15/24	1,720,000	1,720,917
New Jersey Econ. Dev. Auth. Bonds:
Series 2023 RRR, 5% 3/1/25	1,010,000	1,020,865
Series QQQ, 5% 6/15/24	850,000	850,361
Series UU, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	180,000	180,074
New Jersey Econ. Dev. Auth. Rev. Bonds:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	175,000	177,287
Series 2017 B, 5% 11/1/24	7,875,000	7,917,728
Series 2005 N1, 5.5% 9/1/24	5,820,000	5,841,408
Series 2014 PP, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	690,000	690,271
Series 2014 UU:
5% 6/15/24	250,000	250,079
5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	335,000	335,173
5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	595,000	595,318
Series 2018 FFF, 5% 6/15/24	4,545,000	4,547,411
Series PP:
5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	100,000	100,053
5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	2,130,000	2,130,933
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2023 A, 5% 9/1/24	110,000	110,416
Series 2024 A, 3.7% 6/3/24, CP	14,600,000	14,600,000
New Jersey Edl. Facility Bonds:
Series 2014 A, 5% 9/1/24	320,000	321,232
Series 2014, 5% 6/15/24	235,000	235,098
New Jersey Gen. Oblig. Bonds:
Series 2014, 5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	200,000	202,717
Series 2020 A:
5% 6/1/24	1,090,000	1,090,000
5% 6/1/25	375,000	380,035
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
(Hosp. Assest Transformation Prog.) Series 2017, 5% 10/1/24	315,000	316,639
Series 2016 A, 5% 7/1/24	1,225,000	1,226,393
Series 2019 B1, 5%, tender 7/1/24 (b)	4,395,000	4,399,329
Series 2021 A, 5% 7/1/24	510,000	510,599
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2018 B, 5% 12/1/24 (c)	1,400,000	1,407,255
Series 2019 A, 5% 12/1/24	2,750,000	2,772,655
Series 2021 B, 5% 12/1/24 (c)	570,000	573,654
Series 2022 A, 5% 12/1/24 (c)	650,000	652,265
Series 2022 B, 5% 12/1/24 (c)	260,000	261,387
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Bonds Series 2019 D, 4% 10/1/24 (c)	1,600,000	1,600,850
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2018 A, 5% 9/1/24	4,660,000	4,673,893
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series 2017 E, 5% 1/1/25	1,000,000	1,008,639
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2006 C:
0% 12/15/24	250,000	245,369
0% 12/15/24	430,000	421,775
Series 2008, 0% 12/15/24	165,000	161,768
Series 2013 A, 5% 6/15/24	415,000	415,219
Series 2015 AA, 4% 6/15/24	100,000	100,000
Series 2018 A, 5% 12/15/24	5,000,000	5,040,791
Series 2023 AA, 5% 6/15/24	500,000	500,232
Series A, 5% 12/15/24	2,550,000	2,568,304
North Brunswick Township Gen. Oblig. BAN Series 2023 A, 5% 7/10/24	1,665,000	1,666,820
North Wildwood Gen. Oblig.:
BAN Series 2023, 5% 7/31/24	6,650,000	6,664,451
Bonds Series 2018, 5% 8/1/24	965,000	967,568
Ridgefield Park BAN Series 2024, 4.5% 4/4/25	6,462,000	6,499,660
Ringwood Boro Gen. Oblig. BAN Series 2024, 4.5% 4/4/25	8,509,000	8,578,136
Rockaway Township Gen. Oblig. BAN Series 2023, 4.75% 12/13/24	9,235,130	9,286,837
Tenafly BAN Series 2024, 4.5% 5/22/25	4,000,000	4,031,521
Union County Gen. Oblig. BAN Series 2023, 5% 6/14/24	310,000	310,090
West Caldwell Township BAN Series 2023, 5% 9/5/24	9,125,663	9,156,361
Willingboro Township BAN Series 2023, 4.75% 11/27/24	4,628,210	4,647,381
Wood-Ridge Gen. Oblig. BAN Series 2024, 4.5% 2/25/25	8,200,000	8,264,059
TOTAL NEW JERSEY		284,051,542
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Bonds:
Series 2019 213, 5% 9/1/24	250,000	250,777
Series 2021 226, 5% 10/15/24 (c)	400,000	401,814
Series 2022 231, 5% 8/1/24 (c)	300,000	300,478
Series 207, 5% 9/15/24 (c)	355,000	356,422
Series 223, 5% 7/15/24 (c)	1,350,000	1,352,125
TOTAL NEW YORK AND NEW JERSEY		2,661,616
TOTAL OTHER MUNICIPAL SECURITY (Cost $288,024,020)		288,024,020

Investment Company - 11.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.58% (i)(j) (Cost $129,230,302)	129,205,629	129,230,302

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $1,093,309,322)	1,093,309,322
NET OTHER ASSETS (LIABILITIES) - 3.6%	41,171,673
NET ASSETS - 100.0%	1,134,480,995

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,965,000 or 2.3% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.56%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	5/01/24	200,000

Port Auth. of New York & New Jersey Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN	2/14/92	6,400,000

Port Auth. of New York & New Jersey Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.44% 7/1/24, VRDN	9/15/95	4,800,000

Port Auth. of New York & New Jersey Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.44% 7/1/24, VRDN	8/09/02	6,600,000

Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN	8/09/02	4,400,000

Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.41% 7/1/24, VRDN	9/15/97	3,100,000

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.51%, tender 7/11/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	465,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.58%	95,313,423	246,268,031	212,344,389	2,163,826	(6,763)	-	129,230,302	6.5%
Total	95,313,423	246,268,031	212,344,389	2,163,826	(6,763)	-	129,230,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $964,079,020)	$964,079,020
Fidelity Central Funds (cost $129,230,302)	129,230,302

Total Investment in Securities (cost $1,093,309,322)		$1,093,309,322
Cash		27,960,517
Receivable for investments sold		999,460
Receivable for fund shares sold		16,124,708
Interest receivable		10,380,616
Distributions receivable from Fidelity Central Funds		413,477
Receivable from investment adviser for expense reductions		18,505
Other receivables		6,290
Total assets		1,149,212,895
Liabilities
Payable for investments purchased
Regular delivery	$1,000,000
Delayed delivery	10,476,704
Payable for fund shares redeemed	2,715,590
Distributions payable	283,918
Accrued management fee	182,907
Other affiliated payables	72,781
Total liabilities		14,731,900
Net Assets		$1,134,480,995
Net Assets consist of:
Paid in capital		$1,134,443,197
Total accumulated earnings (loss)		37,798
Net Assets		$1,134,480,995

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($17,945,831 ÷ 17,949,536 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($516,563,035 ÷ 516,142,786 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($599,972,129 ÷ 599,257,404 shares)		$1.00
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Interest		$15,443,967
Income from Fidelity Central Funds		2,163,826
Total income		17,607,793
Expenses
Management fee	$1,012,368
Transfer agent fees	402,885
Independent trustees' fees and expenses	1,383
Miscellaneous	3,085
Total expenses before reductions	1,419,721
Expense reductions	(115,629)
Total expenses after reductions		1,304,092
Net Investment income (loss)		16,303,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,369
Fidelity Central Funds	(6,763)
Total net realized gain (loss)		5,606
Net increase in net assets resulting from operations		$16,309,307
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,303,701	$24,894,259
Net realized gain (loss)	5,606	73,022
Net increase in net assets resulting from operations	16,309,307	24,967,281
Distributions to shareholders	(16,285,432)	(24,877,748)

Share transactions - net increase (decrease)	202,519,184	146,856,659
Total increase (decrease) in net assets	202,543,059	146,946,192

Net Assets
Beginning of period	931,937,936	784,991,744
End of period	$1,134,480,995	$931,937,936

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.018	.027	.003
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.018	.027	.003
Distributions from net investment income	(.018)	(.027)	(.003)
Total distributions	(.018)	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	1.53%	2.76%	.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42% H
Expenses net of fee waivers, if any	.42 % H	.42%	.42% H
Expenses net of all reductions	.42% H	.42%	.42% H
Net investment income (loss)	3.05% H	2.73%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,946	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.028	.007	- B	.004	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.028	.007	- B	.004	.012
Distributions from net investment income	(.018)	(.028)	(.007)	- B	(.004)	(.012)
Total distributions	(.018)	(.028)	(.007)	- B	(.004)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.59%	2.89%	.72%	.01%	.44%	1.21%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30% F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % F	.30%	.27%	.10%	.27%	.30%
Expenses net of all reductions	.30% F	.30%	.27%	.10%	.27%	.30%
Net investment income (loss)	3.17% F	2.86%	.92%	.01%	.47%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$599,972	$520,586	$492,831	$127,495	$139,392	$172,947

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.029	.008	- B	.005	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.019	.029	.008	- B	.005	.013
Distributions from net investment income	(.019)	(.029)	(.008)	- B	(.005)	(.013)
Total distributions	(.019)	(.029)	(.008)	- B	(.005)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.64%	2.99%	.79%	.01%	.52%	1.31%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25% F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % F	.20%	.18%	.10%	.20%	.20%
Expenses net of all reductions	.20% F	.20%	.18%	.10%	.20%	.20%
Net investment income (loss)	3.27% F	2.96%	1.01%	.01%	.54%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$516,563	$401,895	$290,546	$209,900	$260,192	$308,793

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gains which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$ 1,093,309,322

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New Jersey Municipal Money Market Fund	13,963.22
Institutional Class	111,607.05
Premium Class	277,315.10
	402,885

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity New Jersey Municipal Money Market Fund	3,600,000	6,700,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $110,941.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,688.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$194,264	$145,486
Institutional Class	7,303,594	10,799,761
Premium Class	8,787,574	13,932,501
Total	$16,285,432	$24,877,748
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	16,657,927	15,256,176	$16,657,927	$15,256,176
Reinvestment of distributions	183,304	134,419	183,304	134,419
Shares redeemed	(8,348,694)	(7,547,905)	(8,348,694)	(7,547,905)
Net increase (decrease)	8,492,537	7,842,690	$8,492,537	$7,842,690
Institutional Class
Shares sold	404,157,178	571,573,076	$404,157,178	$571,573,076
Reinvestment of distributions	6,506,456	9,650,499	6,506,456	9,650,499
Shares redeemed	(296,011,277)	(469,969,391)	(296,011,277)	(469,969,391)
Net increase (decrease)	114,652,357	111,254,184	$114,652,357	$111,254,184
Premium Class
Shares sold	202,981,350	285,874,277	$202,981,350	$285,877,771
Reinvestment of distributions	8,216,732	13,015,481	8,216,732	13,015,481
Shares redeemed	(131,823,792)	(271,133,467)	(131,823,792)	(271,133,467)
Net increase (decrease)	79,374,290	27,756,291	$79,374,290	$27,759,785
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity New Jersey Municipal Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.850774.117
SNJ-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024